Common shareholder's equity, mezzanine equity, and non controlling interests - Non-controlling interests (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in non-controlling interest
Balance at beginning		$ 2.4	$ 1.7	$ 0.2
Net income attributable to non-controlling interests		0.1	1.7	1.4
Dividends to non-controlling interests		(2.2)	(1.0)	0.0
Other, net		0.0	0.0	0.1
Balance at end		$ 0.3	$ 2.4	$ 1.7
Stock redeemed (in shares)	9,519,280	0	0	9,519,280
Alstead Re
Change in non-controlling interest
Balance at beginning		$ 2.3
Balance at end		$ 0.1	$ 2.3